RETIREMENT BENEFITS - Post Employment and Defined Contribution Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plans
Maximum percentage contribution by employer of employees eligible pay	6.00%	6.00%
Maximum compensation to be eligible for fixed contribution from employer	$ 100,000
Percentage of fixed contribution by employer, for eligible employees whose compensation is $100,000 or less	2.00%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Funded status	$ (157,000,000)	$ (183,000,000)
Amount recognized in accumulated other comprehensive income (loss)	34,000,000	45,000,000
Amortization of unrecognized
Total net expense	$ 15,000,000	$ 30,000,000	$ 32,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate (as a percent)	3.90%	4.20%
Health care cost increase following year (as a percent)	6.50%	7.00%
Ultimate rate to which cost increase is assumed to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2023	2020
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Interest cost on benefit obligation	$ 3,000,000	$ 4,000,000	5,000,000
Amortization of unrecognized
Prior service benefit	(31,000,000)	(31,000,000)	(31,000,000)
Net actuarial loss	5,000,000	12,000,000	14,000,000
Total service-related benefit	(23,000,000)	(15,000,000)	(12,000,000)
Non-service-related (benefit) expense	21,000,000	3,000,000	37,000,000
Total net expense	$ (2,000,000)	$ (12,000,000)	25,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate (as a percent)	3.40%	3.70%
Health care cost increase following year (as a percent)	6.50%	7.00%
Ultimate rate to which cost increase is assumed to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2023	2020
Non-U.S. Postretirement Benefit Plans
Amortization of unrecognized
Total net expense	$ 38,000,000	$ 46,000,000	41,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Health care cost increase following year (as a percent)	6.86%	6.87%
Ultimate rate to which cost increase is assumed to decline (as a percent)	6.85%	6.36%
U.S. Postretirement Benefit Plans
Defined Contribution Plans
Pretax expense associated with Citigroup 401(k) plan	$ 371,000,000	$ 380,000,000	383,000,000
Non-U.S. Postretirement Benefit Plans
Defined Contribution Plans
Pretax expense associated with Citigroup 401(k) plan	$ 268,000,000	$ 282,000,000	$ 302,000,000